Net loss per share (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of pertinent data relating to computation of basic and diluted net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
	$	$	$	$
Net loss	(1,819)	(5,755)	(8,175)	(8,578)
Basic and diluted weighted-average shares outstanding	3,177,261	3,106,503	3,159,381	2,394,927

Basic and diluted loss per share	(0.57)	(1.85)	(2.59)	(3.58)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	75,681	182,042	75,681	182,042
Warrants	584,211	674,532	584,211	674,532